Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.6%
	Communication Services - 6.4%
41,075	Alphabet, Inc. - Class A (a)	$111,151,825
41,112	Alphabet, Inc. - Class C (a)	111,576,735
1,029,400	Baidu, Inc. - ADR (a)	164,436,356
3,745,440	comScore, Inc. (a)	11,348,683
120,800	Electronic Arts, Inc.	16,025,328
780,300	IMAX Corp. (a)	13,460,175
154,405	Live Nation Entertainment, Inc. (a)	16,908,892
704,998	Madison Square Garden Entertainment Corp. - Class A (a)	49,935,008
2,850	Madison Square Garden Sports Corp. - Class A (a)	473,300
80,700	Meta Platforms, Inc. - Class A (a)	25,280,082
1,463,800	Pinterest, Inc. - Class A (a)	43,269,928
11,700	Roblox Corp. - Class A (a)	770,562
217,500	Snap, Inc. - Class A (a)	7,077,450
5,350	Take-Two Interactive Software, Inc. (a)	873,869
234,570	T-Mobile US, Inc. (a)	25,373,437
7,197,770	WildBrain Ltd. - CAD (a)	17,100,472
96,169	ZoomInfo Technologies, Inc. (a)	5,083,493
		620,145,595

	Consumer Discretionary - 14.6%
75,000	2U, Inc. (a)	1,210,500
1,166,200	Alibaba Group Holding Ltd. - ADR (a)	146,696,298
17,665	Amazon.com, Inc. (a)	52,844,318
72,500	Boot Barn Holdings, Inc. (a)	6,667,825
100,200	Burlington Stores, Inc. (a)	23,740,386
911,700	CarMax, Inc. (a)	101,353,689
1,431,200	Chegg, Inc. (a)	37,883,864
13,500	Darden Restaurants, Inc.	1,888,245
350	Dollar General Corp.	72,968
295,420	eBay, Inc.	17,745,879
2,844,601	Entain PLC - GBP (a)	61,583,762
8,000	Five Below, Inc. (a)	1,312,000
22,700	Flutter Entertainment PLC - GBP (a)	3,458,880
1,715,285	GAN Ltd. (a)	11,818,314
108,200	Gildan Activewear, Inc.	4,309,606
1,076,980	iRobot Corp. (a)	70,563,730
1,059,865	Norwegian Cruise Line Holdings Ltd. (a)	22,076,988
179,510	Ollie’s Bargain Outlet Holdings, Inc. (a)	8,605,709
61,200	Restaurant Brands International, Inc.	3,425,364
66,700	Rivian Automotive, Inc. - Class A (a)	4,384,858
973,076	Royal Caribbean Cruises Ltd. (a)	75,715,044
3,276,750	Sony Group Corp. - ADR	365,881,905
326,360	Tesla, Inc. (a)	305,707,939
1,100,500	Tuesday Morning Corp. (a)	2,156,980
30,340	Ulta Beauty, Inc. (a)	11,035,872
19,000	Victoria’s Secret & Co. (a)	1,060,770
1,792,550	XPeng, Inc. - ADR (a)	62,900,579
		1,406,102,272

	Consumer Staples - 0.1%
18,300	Calavo Growers, Inc.	757,803
282,300	Grocery Outlet Holding Corp. (a)	7,164,774
		7,922,577

	Energy - 0.7%
604,350	Coterra Energy, Inc.	13,235,265
166,000	EOG Resources, Inc.	18,505,680
164,300	New Fortress Energy, Inc.	3,608,028
8,948,882	Transocean Ltd. (a)	28,188,978
		63,537,951

	Financials - 5.5%
119,000	AssetMark Financial Holdings, Inc. (a)	2,854,810
149,300	Charles Schwab Corp. (The)	13,093,610
153,771	CME Group, Inc. - Class A	35,290,445
405,703	Discover Financial Services	46,960,122
76,000	LPL Financial Holdings, Inc.	13,096,320
378,760	MarketAxess Holdings, Inc.	130,475,245
1,670,974	Morgan Stanley	171,341,674
2,449,179	NMI Holdings, Inc. - Class A (a)	60,592,688
135,700	Progressive Corp. (The)	14,745,162
460,600	Tradeweb Markets, Inc. - Class A	39,045,062
		527,495,138

	Health Care - 28.9%
2,500	10x Genomics, Inc. - Class A (a)	240,675
333,600	Abbott Laboratories	42,520,656
829,373	ABIOMED, Inc. (a)	245,386,589
407,400	Accuray, Inc. (a)	1,487,010
158,200	Adaptive Biotechnologies Corp. (a)	2,759,008
1,751,100	Alkermes PLC (a)	44,653,050
1,973,020	Allogene Therapeutics, Inc. (a)	22,591,079
1,468,800	Amicus Therapeutics, Inc. (a)	13,821,408
461,000	Arbutus Biopharma Corp. (a)	1,295,410
271,100	Arena Pharmaceuticals, Inc. (a)	24,935,778
732,587	BeiGene Ltd. - ADR (a)	177,710,954
26,145	Berkeley Lights, Inc. (a)	253,868
922,489	Biogen, Inc. (a)	208,482,514
2,011,990	BioMarin Pharmaceutical, Inc. (a)	178,322,674
1,518,202	BioNTech SE - ADR (a)	261,252,200
423,000	Boston Scientific Corp. (a)	18,146,700
454,180	Bridgebio Pharma, Inc. (a)	4,482,757
7,439,400	Calithera Biosciences, Inc. (a) (b)	4,835,610
9,609,400	Cerus Corp. (a) (b)	51,506,384
16,800	Charles River Laboratories International, Inc. (a)	5,539,968
90,300	Edwards Lifesciences Corp. (a)	9,860,760
706,792	Elanco Animal Health, Inc. (a)	18,404,864
1,008,494	Eli Lilly & Co.	247,474,343
9,715,807	Epizyme, Inc. (a) (b)	11,950,443
486,300	Exact Sciences Corp. (a)	37,133,868
4,304,691	FibroGen, Inc. (a)	64,957,787
4,076,132	Fluidigm Corp. (a) (b)	13,328,952
439,200	Glaukos Corp. (a)	23,383,008
92,496	Guardant Health, Inc. (a)	6,433,097
245,006	Health Catalyst, Inc. (a)	7,313,429
12,600	Illumina, Inc. (a)	4,395,132
248,700	ImmunoGen, Inc. (a)	1,405,155
599,756	Insulet Corp. (a)	148,739,488
897,650	LivaNova PLC (a)	67,422,491
230,300	Mereo Biopharma Group PLC - ADR (a)	301,693
10,742,980	Nektar Therapeutics (a) (b)	119,461,938
129,100	NuVasive, Inc. (a)	6,714,491
753,100	OraSure Technologies, Inc. (a)	6,664,935
19,500	Penumbra, Inc. (a)	4,407,195
3,682,271	Pulmonx Corp. (a) (b)	89,663,299
217,000	QIAGEN N.V. - EUR (a)	10,726,744
15,053	Repligen Corp. (a)	2,985,612
4,802,780	Rhythm Pharmaceuticals, Inc. (a) (b)	35,588,600
126,000	Roche Holding AG - CHF	48,761,922
64,700	Sage Therapeutics, Inc. (a)	2,550,474
1,660,013	Seagen, Inc. (a)	223,288,349
41,940	Seer, Inc. - Class A (a)	659,716
274,300	Shockwave Medical, Inc. (a)	39,765,271
17,000	Sio Gene Therapies, Inc. (a)	19,890
498,110	Turning Point Therapeutics, Inc. (a)	18,544,635
3,843,580	Wave Life Sciences Ltd. (a) (b)	8,417,440
4,037,401	Xencor, Inc. (a) (b)	138,765,472
876,250	Zentalis Pharmaceuticals, Inc. (a)	50,016,350
		2,779,731,135

	Industrials - 11.2%
2,787,100	AECOM	192,672,223
566,000	Alaska Air Group, Inc. (a)	30,982,840
25,100	Allegiant Travel Co. (a)	4,484,366
5,225,240	American Airlines Group, Inc. (a)	86,059,703
2,881,000	Aurora Innovation, Inc. - Class A (a)	14,203,330
210,000	Axon Enterprise, Inc. (a)	29,385,300
49,600	Bloom Energy Corp. - Class A (a)	747,968
41,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	731,030
29,500	Cornerstone Building Brands, Inc. (a)	435,125
381,594	Curtiss-Wright Corp.	50,671,867
2,547,497	Delta Air Lines, Inc. (a)	101,110,156
19,600	FedEx Corp.	4,818,856
42,400	Frontier Group Holdings, Inc. (a)	554,592
318,300	Gibraltar Industries, Inc. (a)	17,442,840
256,200	Hawaiian Holdings, Inc. (a)	4,381,020
1,144,620	Jacobs Engineering Group, Inc.	149,006,631
5,821,425	JetBlue Airways Corp. (a)	85,167,448
1,433,700	Li-Cycle Holdings Corp. (a)	10,867,446
445,110	Lyft, Inc. - Class A (a)	17,145,637
161,500	Masonite International Corp. (a)	16,027,260
2,296,300	NN, Inc. (a) (b)	8,748,903
37,500	Old Dominion Freight Line, Inc.	11,322,375
15,800	Ryanair Holdings PLC - ADR (a)	1,763,596
1,874,800	Southwest Airlines Co. (a)	83,916,048
281,800	Spirit Airlines, Inc. (a)	6,050,246
28,815	Sun Country Airlines Holdings, Inc. (a)	765,903
39,500	TransDigm Group, Inc. (a)	24,339,505
25,450	TuSimple Holdings, Inc. - Class A (a)	477,442
373,350	Uber Technologies, Inc. (a)	13,963,290
2,416,540	United Airlines Holdings, Inc. (a)	103,621,235
71,800	WillScot Mobile Mini Holdings Corp. (a)	2,659,472
		1,074,523,653

	Information Technology - 28.4%
62,500	908 Devices, Inc. (a)	988,750
197,300	Adobe, Inc. (a)	105,417,390
132,550	Ambarella, Inc. (a)	18,576,883
109,200	Applied Materials, Inc.	15,089,256
2,911,800	Arlo Technologies, Inc. (a)	25,303,542
54,900	ASML Holding N.V. - ADR	37,178,280
31,700	Autodesk, Inc. (a)	7,918,343
1,913,400	Axcelis Technologies, Inc. (a) (b)	119,797,974
11,990,966	BlackBerry Ltd. (a)	98,685,650
99,000	Cerence, Inc. (a)	6,285,510
150,299	CrowdStrike Holdings, Inc. - Class A (a)	27,150,011
78,520	CyberArk Software Ltd. (a)	10,769,018
96,920	Dell Technologies, Inc. - Class C (a)	5,506,025
893,741	Descartes Systems Group, Inc. (The) (a)	65,037,533
1,000	Digimarc Corp. (a)	31,700
25,950	DocuSign, Inc. (a)	3,263,731
63,060	FARO Technologies, Inc. (a)	3,424,789
8,135,340	Flex Ltd. (a)	131,629,801
979,800	FormFactor, Inc. (a)	41,876,652
237,000	Freshworks, Inc. - Class A (a)	5,154,750
37,200	GitLab, Inc. - Class A (a)	2,381,172
1,235,610	Hewlett Packard Enterprise Co.	20,177,511
489,000	HP, Inc.	17,960,970
159,200	HubSpot, Inc. (a)	77,816,960
939,300	indie Semiconductor, Inc. - Class A (a)	7,429,863
127,550	Intuit, Inc.	70,819,586
707,000	Jabil, Inc.	43,473,430
94,500	Jamf Holding Corp. (a)	3,124,170
109,170	Keysight Technologies, Inc. (a)	18,430,079
130,180	Keywords Studios PLC - GBP	4,411,991
401,000	KLA Corp.	156,097,270
100,000	MACOM Technology Solutions Holdings, Inc. (a)	6,121,000
15,000	Marqeta, Inc. - Class A (a)	177,000
335,224	Materialise NV - ADR (a)	6,875,444
2,190,650	MaxLinear, Inc. (a)	131,482,813
4,431,070	Micron Technology, Inc.	364,544,129
23,800	MongoDB, Inc. (a)	9,641,618
200	nCino, Inc. (a)	9,166
1,240,067	NetApp, Inc.	107,278,196
1,050,903	nLIGHT, Inc. (a)	21,743,183
592,366	Nuance Communications, Inc. (a)	32,728,221
1,944,325	Nutanix, Inc. - Class A (a)	53,157,845
299,010	NVIDIA Corp.	73,215,589
3,200	Okta, Inc. - Class A (a)	633,248
217,830	OSI Systems, Inc. (a)	18,066,820
30,590	Palo Alto Networks, Inc. (a)	15,827,266
1,597,000	Plantronics, Inc. (a)	42,560,050
367,300	PROS Holdings, Inc. (a)	10,177,883
393,293	QUALCOMM, Inc.	69,125,178
187,720	Rapid7, Inc. (a)	18,083,068
3,050	RingCentral, Inc. - Class A (a)	538,295
6,784,200	ServiceSource International, Inc. (a) (b)	6,987,726
1,754,250	Splunk, Inc. (a)	217,386,660
1,655,100	Stratasys Ltd. (a)	39,457,584
4,600	Tenable Holdings, Inc. (a)	236,440
689,250	Trimble, Inc. (a)	49,736,280
142,550	Unity Software, Inc. (a)	14,989,133
859,929	Universal Display Corp.	132,007,701
44,260	Varonis Systems, Inc. (a)	1,649,128
185,202	VMware, Inc. - Class A	23,794,753
376,830	Western Digital Corp. (a)	19,497,184
230,710	WEX, Inc. (a)	37,139,696
628,000	Wolfspeed, Inc. (a)	59,182,720
19,350	Zoom Video Communications, Inc. - Class A (a)	2,985,318
		2,738,244,925

	Materials - 0.7%
102,400	Albemarle Corp.	22,603,776
34,500	Ingevity Corp. (a)	2,273,895
2,682,400	Ivanhoe Mines Ltd. - Class A - CAD (a)	22,980,243
1,367,500	Marrone Bio Innovations, Inc. (a)	1,010,583
1,548,852	Perimeter Solutions SA (a)	20,258,984
		69,127,481

	Real Estate - 0.1%
200,000	EPR Properties	8,794,000
53,600	Safehold, Inc.	3,317,840
		12,111,840

	TOTAL COMMON STOCKS
	(Cost $4,971,126,823)	$9,298,942,567

	PREFERRED STOCKS - 0.1%
	Financials - 0.1%
779,276	Fannie Mae Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series S, Perpetual Maturity 7.750% (a)	2,158,594
1,488,840	Freddie Mac Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series Z, Perpetual Maturity 7.875% (a)	3,558,328
		5,716,922

	TOTAL PREFERRED STOCKS
	(Cost $12,652,109)	5,716,922

	WARRANTS - 0.0%
	Materials - 0.0%
364,100	Perimeter Solutions SA (Expiration Date 8/11/24) (a) (c) (d)	98,307

	TOTAL WARRANTS
	(Cost $3,641)	98,307

	RIGHTS - 0.0%
	Health Care - 0.0%
3,786,300	Mereo BioPharma Group PLC - CVR (Issue Date 4/23/19) (a) (c) (d)	0

	TOTAL RIGHTS
	(Cost $0)	0

Shares		Value
	SHORT-TERM INVESTMENTS - 3.3%
322,253,786	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 0.01% (e)	$322,253,786
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $322,253,786)	322,253,786
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $5,306,036,359) - 100.0%	9,627,011,582
	Other Assets in Excess of Liabilities - 0.0%	2,829,370
	TOTAL NET ASSETS - 100.0%	$9,629,840,952

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
CVR	Contingent Value Rights
EUR	Euros
GBP	British Pound Sterling
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.

Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of January 31, 2022. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Aggressive	Common Stocks(1)	$9,174,411,259	$124,531,308	$-	$9,298,942,567
Growth Fund	Preferred Stocks(2)	5,716,922	-	-	5,716,922
	Warrants(3)	-	-	98,307	98,307
	Rights(4)	-	-	0	0
	Short-Term Investments	322,253,786	-	-	322,253,786
	Total Investments in Securities	$9,502,381,967	$124,531,308	$98,307	$9,627,011,582

(1) Refer to the Fund’s respective Schedule of Investments for the breakdown of major categories.
(2) Financials
(3) Materials
(4) Health Care

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector, the number of shares held, and the percentages of net assets held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2021	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at January 31, 2022
Axcelis Technologies, Inc.	$112,881,150	$-	$9,232,143	$-	$7,945,765	$8,203,202	$119,797,974
Calithera Biosciences, Inc.	14,261,542	56,740	-	-	-	(9,482,672)	4,835,610
Cerus Corp	65,404,680	-	1,881,042	-	228,842	(12,246,096)	51,506,384
Epizyme, Inc.	41,220,089	502,045	650,115	-	(5,842,221)	(23,279,355)	11,950,443
Fluidigm Corp.	21,584,845	-	428,027	-	(1,573,491)	(6,254,375)	13,328,952
Nektar Therapeutics	168,252,957	-	4,853,904	-	(874,189)	(43,062,926)	119,461,938
NN, Inc.	13,238,510	-	1,593,061	-	(4,962,197)	2,065,651	8,748,903
Pulmonx Corp.	98,058,947	40,018,534	-	-	-	(48,414,182)	89,663,299
Rhythm Pharmaceuticals, Inc.	55,174,106	1,014,733	808,543	-	(1,896,904)	(17,894,792)	35,588,600
ServiceSource International, Inc.	8,838,960	-	14,724	-	(108,351)	(1,728,159)	6,987,726
Wave Life Sciences Ltd.	17,762,290	24,500	83,153	-	(581,884)	(8,704,313)	8,417,440
Xencor, Inc.	168,988,492	-	8,673,858	-	3,493,887	(25,043,049)	138,765,472
Total	$785,666,568	$41,616,552	$28,218,570	$-	$(4,170,743)	$(185,841,066)	$609,052,741